Document And Entity Information	0 Months Ended
Oct. 08, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	0000875610
Amendment Flag	false
Document Creation Date	Oct. 08, 2013
Document Effective Date	Oct. 08, 2013
Prospectus Date	Mar. 29, 2013